Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair value of RSUs issued at $1.84 per share | Previously Stated
RSUs issued, per share	$ 1.84
Fair value of RSUs issued at $1.11 per share | Previously Stated
RSUs issued, per share	$ 1.11
Restricted stock units at 0.97 per share [Member]
Stock price		$ 0.97
Restricted stock units at 0.83 per share [Member]
Stock price		0.83
Restricted stock units at 0.71 per share [Member]
Stock price		0.71
Restricted stock units at 0.26 per share [Member]
Stock price		0.26
Restricted stock units at 0.23 per share [Member]
Stock price		$ 0.23